Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share - Earnings per share [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share [Line Items]
Net Loss Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ (527,427)	$ (246,256)
Weighted average number of ordinary share outstanding
Basic and Diluted	25,287,887	25,287,887
Earnings per share
Net loss per share - Basic and Diluted	$ (0.02)	$ (0.01)